Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31,
	2020	2019

Provision for professional fees	$582,811	$573,667
Government authorities*	395,512	34,830
Grants received in advance	808,856	—
Provision for legal claims	47,588	44,269
Other	88,667	137,331

	$1,923,434	$790,097

*

Such amount contains primarily liability to Israel National Authority for Technology and Innovation (“NATI”). See Note 3 for additional information. Please also note that the majority of the liability towards NATI is presented in a separate line item within the non-current liabilities according to the related settlement.